Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue (Details) [Line Items]
Performance obligation	$ 192,000
Percentage of remaining performance obligations	73.00%
Short-term contract liabilities, description	Both trade receivables and deferred revenues (short-term contract liabilities) increased during 2020 as a result of business combinations of $6,784 and $15,875, respectively.
Revenues	$ 382,903	$ 325,674	$ 289,707
Deferred Revenues [Member]
Revenue (Details) [Line Items]
Revenues	$ 20,029